May 4, 2021

Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, D.C. 20549
Re:	Boston Trust Walden Funds, File Nos. 33-44964 and 811-6526

Ladies and Gentlemen:

On behalf of Boston Trust Walden Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 173 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 to revise the principal investment strategy disclosures for Boston Trust Walden SMID Cap Fund, a series of the Trust, as follows:

(page 17)

The Fund is subject to ESG screening criteria in which the Adviser excludes companies with significant exposure in ~~specific products or services~~ alcohol production, coal mining, factory farming, gaming, handguns, nuclear power fuel cycle, prison operations, tobacco manufacturing, weapons systems, and fossil fuels, considering their revenue dependence (share of total revenue derived from undesirable products/services), market share (if a company is a market leader in an undesirable product despite relatively small share of total company revenue), and severity (how proximate the product or service is to the undesirable product—e.g., minor electronic input to a weapon system). ~~Examples of products and services are found on page 32 of the Prospectus in the second paragraph under the heading “Environmental, Social & Governance Guidelines.”~~

(page 32)

These restrictions preclude these Funds from purchasing companies with significant involvement in:

•	Alcohol production

•	Coal mining

•	Factory farming

•	Gaming

Michael.Wible@ThompsonHine.com Direct: 614.469.3297	mw 4847-8463-9821.2

Securities and Exchange Commission

May 4, 2021

•	Handguns

•	Nuclear power fuel cycle

•	Prison operations

•	Tobacco manufacturing

•	Weapons systems

Additionally, the Boston Trust Walden SMID Cap Fund does not invest in fossil fuels.

The Amendment further incorporates additional non-material revisions to the principal investment strategy disclosures of the Boston Trust Walden Balanced Fund, Boston Trust Walden Equity Fund, Boston Trust Walden Midcap Fund, Boston Trust Walden Small Cap Fund and Boston Trust Walden International Equity Fund.

The Registrant requests selective review of the Amendment and has included a marked version of the Amendment to aid in the staff’s review. The Registrant requests that the staff’s review be limited to the marked changes.

The Registrant will provide the Funds’ year-to-date performance for the second quarter and complete all bracketed or missing information when submitting its 485(b) filing.

If you have any questions, please contact Philip Sineneng at (614) 469-3217 or the undersigned at (614) 469-3297.

Very truly yours,

/s/ Michael V. Wible

Michael V. Wible